RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS
Accounting Standards Updates, recently adopted
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the chief operating decision marker (“CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. This guidance is effective for interim periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments in this update should be applied retrospectively to all periods presented in the financial statements. The adoption of ASU 2023-07 had no material impact on our consolidated financial statements and related disclosures.

Accounting Standards Updates, not yet adopted

On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The guidance requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This guidance is effective for periods beginning after December 15, 2024, with early adoption permitted. The amendments in this update should be applied either prospectively or retrospectively to all periods presented in the financial statements. The Company has not yet adopted this ASU and is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses ("ASU 2024-03"). This ASU requires entities to disclose specific information about certain costs and expenses in the notes to the financial statements for interim and annual reporting periods. The objective of the disclosure requirements is to provide disaggregated information about a public business entity's expenses to help investors (a) better understand the entity's performance, (b) better assess the entity's prospects for future cash flows, and (c) compare an entity's performance over time and with that of other entities. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date ("ASU 2025-01"), which clarified that all public entities are required to adopt the guidance in ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact that ASU 2024-03 and ASU 2025-01 will have on the Company's financial statements and related disclosures.

The Company has reviewed all other recently issued accounting pronouncements and has not identified any new or amended standards that would have a material impact on the Company's current accounting policies.